                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 307                                                   852


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.29 - 5.51%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.36 - 5.64%                                        - Dependable Income
DATE OF DEPOSIT: March 19, 1996                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    25.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $98.75 to $95.83 depending on the purchase amount
Cusip           6706LB 132 monthly payment plan
Numbers         6706LB 140 quarterly payment plan
                6706LB 157 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               40%
                AA                30
                A                 30
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-2017                                          30.0%
2018-2021                                          15.0%
2022-2025                                          40.0%
2026+                                              15.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.74%
     Tax Equivalent Yield                          5.29%

Treasury Bonds
     Pre-Tax                                       7.11%
     Tax Equivalent Yield                          6.70%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   300,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
     450,000  Virginia Resources Authority, Water and Sewer System Revenue Bonds, 1995                 AA   --
              Series A (Sussex County Project), 5.60% Due 10/1/25.                        2005 at 102
     450,000  Fairfax County Economic Development Authority (Virginia), Lease Revenue                  AA   Aa
              Bonds (Government Center Properties), Series 1994, 5.50% Due 5/15/18.
              (Original issue discount bonds delivered on or about March 15, 1994 at a
              price of 93.654% of principal amount.)                                      2004 at 102
     450,000  Industrial Development Authority of the City of Hampton, Virginia, Hospital               A    A
              Revenue and Refunding Bonds (Sentara Hampton General Hospital), Series
              1994A, 5.125% Due 11/1/16. (Original issue discount bonds delivered on or
              about March 1, 1994 at a price of 94.548% of principal amount.)             2004 at 102
     450,000  City of Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.90% Due                   AAA   Aaa
              11/1/25. (MBIA Insured.)                                                    2005 at 102
     450,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 4.75% Due 7/1/29. (Original issue discount bonds delivered on or about January 9, 1996 at a price of 91.422% of
              principal amount.)(MBIA Insured.)                                           2006 at 100
     450,000  Industrial Development Authority of Washington County (Virginia), Hospital               --    A
              Facility First Mortgage Revenue Refunding Bonds (Johnston Memorial
              Hospital), Series 1995, 6.00% Due 7/1/14.                                   2005 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     98.75     4.90 %      5.29%   5.36%   5.33%   5.39%   5.35%   5.41 %
 500 / $50,000               98.59     4.75        5.30    5.37    5.33    5.40    5.35    5.42
 1,000 / $100,000            98.34     4.50        5.32    5.39    5.35    5.42    5.37    5.44
 2,500 / $250,000            98.08     4.25        5.33    5.41    5.36    5.44    5.38    5.46
 5,000 / $500,000            97.32     3.50        5.37    5.47    5.40    5.50    5.42    5.52
 10,000 / $1,000,000         96.81     3.00        5.40    5.51    5.43    5.54    5.45    5.56
 25,000 / $2,500,000         96.32     2.50        5.43    5.55    5.46    5.58    5.48    5.60
 50,000 / $5,000,000         95.83     2.00        5.46    5.59    5.49    5.62    5.51    5.64

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   39.5%   43.0%
         5.29  % 7.78%   8.14%   8.74%   9.28%
         5.30    7.79    8.15    8.76    9.30
         5.32    7.82    8.18    8.79    9.33
         5.33    7.84    8.20    8.81    9.35
         5.37    7.90    8.26    8.88    9.42
         5.40    7.94    8.31    8.93    9.47
         5.43    7.99    8.35    8.98    9.53
         5.46    8.03    8.40    9.02    9.58

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .6098
 Monthly plan            6/15/96       .4356   $ 5.2277
 Quarterly plan          8/15/96      1.3149
                        11/15/96      1.3149     5.2597
 Semi-annual plan       11/15/96      2.6388
                         5/15/97      2.6388     5.2787
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 98.79 =   101.224
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/18/96)        interest
 101.224      X   $5.2277        =   $529.17
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN CALIFORNIA
INSURED UNIT TRUST 262                                                       852


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.36 - 5.57%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.40 - 5.68%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 19, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    26.8 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.00 to $96.07 depending on the purchase amount
Cusip           67064W 556 monthly payment plan
Numbers         67064W 564 quarterly payment plan
                67064W 572 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                            25.0%
2019-22                                            12.5%
2023-2026                                          50.0%
2027+                                              12.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       9.24%
     Tax Equivalent Yield                          5.36%

Treasury Bonds
     Pre-Tax                                       7.39%
     Tax Equivalent Yield                          6.70%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------
 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Various Purpose General Obligation Bonds, 6.00% Due    2004 at 102  AAA   Aaa
              8/1/16.
     500,000  California Statewide Communities Development Authority, Certificates of     2005 at 102  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)
     500,000  State of California, Department of Water Resources, Central Valley Project,  2005 at 101 AAA   Aaa
              Water System Revenue Bonds, Series O, 4.75% Due 12/1/29. (Original issue discount bonds delivered on or about December 20, 1995 at a price of
              91.523% of principal amount.)
     500,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties,     2006 at 102  AAA   Aaa
              California), Wastewater System Subordinated Revenue/Refunding Bonds, Series
              1996, 5.00% Due 6/1/26. (Original issue discount bonds will be delivered on or about March 21, 1996 at a price of 94.20% of principal amount.)
     500,000  The City of Los Angeles, California, Wastewater System Revenue Bonds,       2004 at 102  AAA   Aaa
              Series 1994-A, 5.875% Due 6/1/24.
     500,000  County of Madera, California, Certificates of Participation (Valley         2005 at 102  AAA   Aaa
              Children's Hospital Project), Series 1995, 6.125% Due 3/15/23.
     500,000  Sacramento Municipal Utility District (California), Electric Revenue Bonds,  2004 at 102 AAA   Aaa
              1994 Series I, 5.75% Due 1/1/15.
     360,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
     140,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.00     4.90 %      5.36%   5.40%   5.39%   5.44%   5.41%   5.46 %
 500 / $50,000               98.85     4.75        5.36    5.41    5.40    5.44    5.42    5.47
 1,000 / $100,000            98.59     4.50        5.38    5.43    5.41    5.47    5.43    5.49
 2,500 / $250,000            98.33     4.25        5.39    5.44    5.42    5.48    5.44    5.50
 5,000 / $500,000            97.56     3.50        5.43    5.51    5.47    5.54    5.49    5.56
 10,000 / $1,000,000         97.06     3.00        5.46    5.54    5.50    5.58    5.51    5.60
 25,000 / $2,500,000         96.56     2.50        5.49    5.58    5.52    5.62    5.54    5.64
 50,000 / $5,000,000         96.07     2.00        5.52    5.62    5.55    5.66    5.57    5.68

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      34.5%   37.5%   42.0%   45.0%
         5.36  % 8.18%   8.58%   9.24%   9.75%
         5.36    8.18    8.58    9.24    9.75
         5.38    8.21    8.61    9.28    9.78
         5.39    8.23    8.62    9.29    9.80
         5.43    8.29    8.69    9.36    9.87
         5.46    8.34    8.74    9.41    9.93
         5.49    8.38    8.78    9.47    9.98
         5.52    8.43    8.83    9.52    10.04

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .6182
 Monthly plan            6/15/96       .4416   $ 5.3018
 Quarterly plan          8/15/96      1.3329
                        11/15/96      1.3329     5.3338
 Semi-annual plan       11/15/96      2.6748
                         5/15/97      2.6748     5.3528
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.04 =   100.969
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/18/96)        interest
 100.969      X   $5.3018        =   $535.32
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN FLORIDA
INSURED UNIT TRUST 224                                                       852


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.28 - 5.49%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.37 - 5.65%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 19, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $97.39 to $94.51 depending on the purchase amount
Cusip           6706H4 521 monthly payment plan
Numbers         6706H4 539 quarterly payment plan
                6706H4 547 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-22                                            42.9%
2023-25                                            42.8%
2026+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.25%
     Tax Equivalent Yield                          5.28%

Treasury Bonds
     Pre-Tax
     Tax Equivalent Yield                          6.70%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, State Board of Education, Public Education Capital Outlay  2005 at 101 AAA   Aaa
              Bonds, 1994 Series C, 5.60% Due 6/1/20. (General Obligation Bonds.)
     235,000  Dade County, Florida, Seaport General Obligation Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996 (General Obligation Bonds.), 5.125% Due 10/1/21.
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1995,    2005 at 102  AAA   Aaa
              5.50% Due 10/1/25. (Original issue discount bonds delivered on or about
              October 19, 1995 at a price of 94.942% of principal amount.)
     500,000  City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland       2006 at 102  AAA   Aaa
              Regional Medical Center Project), Series 1996, 5.25% Due 11/15/25.
     500,000  St. Johns County, Florida, Water and Sewer Revenue and Refunding Bonds,     2006 at 102  AAA   Aaa
              Series 1996, 5.50% Due 6/1/26. (When issued.)
     265,000  The School Board of Seminole County, Florida, Certificates of               2005 at 101  AAA   Aaa
              Participation, Series 1995A, 5.25% Due 7/1/21.
     500,000  South Broward Hospital District (Florida), Hospital Refunding Revenue       2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 5/1/21.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     97.39     4.90 %      5.28%   5.37%   5.31%   5.41%   5.33%   5.43 %
 500 / $50,000               97.24     4.75        5.29    5.38    5.32    5.42    5.34    5.44
 1,000 / $100,000            96.98     4.50        5.30    5.40    5.33    5.44    5.35    5.46
 2,500 / $250,000            96.73     4.25        5.32    5.42    5.35    5.46    5.37    5.48
 5,000 / $500,000            95.98     3.50        5.36    5.48    5.39    5.52    5.41    5.54
 10,000 / $1,000,000         95.48     3.00        5.38    5.52    5.42    5.56    5.44    5.58
 25,000 / $2,500,000         94.99     2.50        5.41    5.55    5.45    5.59    5.47    5.61
 50,000 / $5,000,000         94.51     2.00        5.44    5.59    5.47    5.63    5.49    5.65

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.28  % 7.33%   7.65%   8.25%   8.74%
         5.29    7.35    7.67    8.27    8.76
         5.30    7.36    7.68    8.28    8.77
         5.32    7.39    7.71    8.31    8.81
         5.36    7.44    7.77    8.38    8.87
         5.38    7.47    7.80    8.41    8.91
         5.41    7.51    7.84    8.45    8.96
         5.44    7.56    7.88    8.50    9.01

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5997
 Monthly plan            6/15/96       .4284   $ 5.1414
 Quarterly plan          8/15/96      1.2933
                        11/15/96      1.2933     5.1734
 Semi-annual plan       11/15/96      2.5956
                         5/15/97      2.5956     5.1924
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 97.43 =   102.637
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/18/96)        interest
 102.637      X   $5.1414        =   $527.70
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)